Income Taxes - Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [Line Items]
Corresponding increase in tax expense	$ (5,028,000)	$ 8,747,000
Letters of credit oustanding	1,596,488,000	$ 1,528,603,000
Canadian Revenue Agency [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	$ 6,600,000,000
Percentage of taxes and interest charges	50.00%
Penalties related to transfer pricing [member] | Canadian Revenue Agency [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	$ 371,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member]
Provisions [Line Items]
Corresponding increase in tax expense	2,600,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	6,600,000,000
Provision for uncertain tax positions [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Amount of potential taxable income consequences from tax dispute	8,700,000,000
Provision for uncertain tax positions [member] | Penalties related to cash taxes and transfer pricing [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	1,950,000,000
Provision for uncertain tax positions [member] | Penalties related to cash taxes and transfer pricing [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	2,150,000,000
Provision for uncertain tax positions [member] | 50% Penalties related to cash tax and transfer pricing [member] | Canadian Revenue Agency [member] | Bottom of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	970,000,000
Provision for uncertain tax positions [member] | 50% Penalties related to cash tax and transfer pricing [member] | Canadian Revenue Agency [member] | Top of range [member]
Provisions [Line Items]
Provision for CRA transfer price dispute	$ 1,070,000,000